Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff costs:
Wages and salaries	£ 761	£ 759	£ 802
Performance-related payments	173	184	99
Social security costs	112	113	102
Pension costs, defined contribution plans	60	65	67
Pension costs, defined benefit plans	28	38	38
Other share-based payments	1	1	4
Other personnel costs	44	42	34
Staff costs	1,179	1,202	1,146
Other administration expenses	894	831	710
Depreciation, amortisation and impairment	297	507	569
Total operating expenses before impairment losses, provisions and charges	£ 2,370	£ 2,540	£ 2,425